Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rates is as follows (in thousands):

	Year ended December 31,
	2022	2021	2020
Net loss before taxes	$(173,205)	$(165,988)	$(166,257)
U.K. statutory tax rate	19.0%	19.0%	19.0%
Income tax benefit at U.K. statutory tax rate	(32,909)	(31,580)	(31,589)
Tax incentives / credits	(25,124)	(24,023)	(23,076)
Non-deductible expenses	3,071	302	797
Adjustments in respect of prior years	496	233	(1,088)
Operating losses	28,671	28,497	28,672
Tax on property, plant, equipment and intangibles	828	935	547
Other, net	583	1,727	1,552
Foreign rate differential	18	17	22
Total income tax benefit	$(24,366)	$(23,892)	$(24,163)
Current income tax benefit	(24,154)	(23,782)	(22,819)
Deferred income tax benefit	(212)	(110)	(1,344)

Effective rate of income tax	14.1%	14.4%	14.5%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Other differences	$13,576	$10,909
Tax losses	80,203	69,642
Fixed assets	4,252	6,779
Total deferred tax assets	98,031	87,330
Valuation allowances	(95,955)	(85,504)
Net deferred tax asset (liability)	$2,076	$1,826